SHARE-BASED COMPENSATION - Fair value (Details) - $ / shares	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Options granted using Black-Scholes option-pricing model
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Options granted using Black-Scholes option-pricing model
Risk-free interest rate	2.80%	0.96%	0.31%
Expected life (years)	6 years 1 month 17 days	6 years	6 years 3 months
Volatility	64.80%	37.40%	35.80%
Fair value of options at grant date per share	$ 7.98	$ 4.02	$ 65.55
Maximum
Options granted using Black-Scholes option-pricing model
Risk-free interest rate	2.88%	1.06%	0.51%
Expected life (years)	6 years 6 months 25 days	6 years 6 months	7 years 5 months 4 days
Volatility	68.40%	58.30%	35.90%
Fair value of options at grant date per share	$ 8.83	$ 74.82	$ 90.06